Income Taxes (Components of Income Tax Expense) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Change in deferred tax regulatory asset/liability due to TCJA					$ 17.0	$ 135.2
Estimated Annual Effective Income Tax Rate, Continuing Operations			4.50%	17.10%	21.00%	35.00%
Federal income tax					$ 22.2	$ 31.0	$ 50.1
State income taxes, net of federal effect					0.6	0.4	0.4
Depreciation of AFUDC - Equity					(4.3)	1.2	3.0
Investment tax credit amortized					(0.3)	(0.3)	(0.4)
Effective income tax rate reconciliation, accrual for open tax years					0.0	(0.5)	3.4
Other, net					(0.5)	(0.7)	(10.5)
Tax expense / (benefit)	$ (7.2)	$ 6.3	$ 5.1	$ 12.0	17.7	31.1	46.0
Federal - Current					1.4	13.5	37.7
State and Local - Current					0.0	0.2	0.5
Total Current					1.4	13.7	38.2
Federal - Deferred					15.5	17.0	7.7
State and Local - Deferred					0.8	0.4	0.1
Total Deferred					$ 16.3	17.4	7.8
Increase (Decrease) in Income Taxes						$ (0.7)	$ 0.4
Tax rate before change due to Tax Cuts and Jobs Act of 2017					35.00%
Tax rate after Tax Cuts and Jobs Act of 2017					21.00%